Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total net loss attributable to Parent	€ (4,404,836)	€ (4,438,440)	€ (1,226,855)
Allocation of net loss between Class A and Class B Ordinary Shares	€ (2,324,893)	€ (2,936,572)	€ (1,079,683)
Denominator:
Weighted average shares (in Shares)	6,562,180	7,700,000	5,203,562
Basic net loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Diluted net loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Class B Ordinary shares [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total net loss attributable to Parent	€ (4,404,836)	€ (4,438,440)	€ (1,226,855)
Allocation of net loss between Class A and Class B Ordinary Shares	€ (2,079,943)	€ (1,411,868)	€ (147,172)
Denominator:
Weighted average shares (in Shares)	5,870,792	3,702,068	709,301
Basic net loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)
Diluted net loss per share (in Euro per share)	€ (0.36)	€ (0.38)	€ (0.21)